Schedule of Investments (unaudited)	iShares® Morningstar Small-Cap Value ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
Moog Inc., Class A.	10,508	$776,226
Parsons Corp.(a)	8,274	295,051
		1,071,277
Airlines — 2.5%
Alaska Air Group Inc.	44,158	2,156,235
Allegiant Travel Co.	4,692	851,551
American Airlines Group Inc.(b)	218,097	3,744,725
JetBlue Airways Corp.(a)	112,311	1,610,540
		8,363,051
Auto Components — 0.9%
Adient PLC(a)	33,566	1,083,846
Dana Inc.	51,662	1,000,176
Goodyear Tire & Rubber Co. (The)	83,341	879,248
		2,963,270
Automobiles — 0.7%
Harley-Davidson Inc.	54,733	2,194,246

Banks — 11.0%
Associated Banc-Corp.	54,916	985,193
Bank OZK	43,186	1,604,792
BankUnited Inc.	32,864	1,138,738
BOK Financial Corp.	11,067	817,409
Cathay General Bancorp.	26,784	905,835
CIT Group Inc.	35,204	1,299,028
Comerica Inc.	49,666	2,840,895
First Hawaiian Inc.	46,749	1,086,914
First Horizon Corp.	198,105	2,751,678
FNB Corp.	115,308	1,136,937
Fulton Financial Corp.	58,040	777,736
Hancock Whitney Corp.	30,887	1,054,482
Independent Bank Corp.	9,209	691,412
International Bancshares Corp.	19,925	753,364
Old National Bancorp./IN	58,813	987,470
PacWest Bancorp.	41,737	1,260,040
People’s United Financial Inc.	151,712	2,072,386
Synovus Financial Corp.	52,779	1,963,379
TCF Financial Corp.	54,450	2,115,927
UMB Financial Corp.	15,455	1,096,841
Umpqua Holdings Corp.	78,702	1,141,966
United Bankshares Inc./WV	46,349	1,467,409
Valley National Bancorp.	144,274	1,473,038
Webster Financial Corp.	32,217	1,506,145
WesBanco Inc.	24,054	697,566
Zions Bancorp NA	58,566	2,585,103
		36,211,683
Biotechnology — 2.0%
Denali Therapeutics Inc.(a)(b)	28,690	1,965,265
Immunovant Inc.(a)	17,844	696,451
Kodiak Sciences Inc.(a)	11,243	1,420,103
United Therapeutics Corp.(a)	15,869	2,599,660
		6,681,479
Building Products — 0.9%
Builders FirstSource Inc.(a)	73,249	2,801,774

Capital Markets — 3.0%
Affiliated Managers Group Inc.	16,199	1,784,968
Federated Hermes Inc.	33,755	911,385
Invesco Ltd.	134,497	2,769,293

Security	Shares	Value
Capital Markets (continued)
Janus Henderson Group PLC	53,121	$1,634,002
Stifel Financial Corp.	36,781	1,905,992
Virtu Financial Inc., Class A	29,056	806,885
		9,812,525
Chemicals — 2.9%
Axalta Coating Systems Ltd.(a)	74,835	2,019,796
Cabot Corp.	20,247	889,046
Chemours Co. (The)	58,752	1,547,528
Element Solutions Inc.	77,727	1,323,691
Huntsman Corp.	70,956	1,874,657
Minerals Technologies Inc.	12,163	749,606
Olin Corp.	50,770	1,213,911
		9,618,235
Commercial Services & Supplies — 0.4%
ADT Inc.	54,654	493,526
KAR Auction Services Inc.	46,261	853,978
		1,347,504
Communications Equipment — 0.3%
CommScope Holding Co. Inc.(a)	71,035	1,043,504

Construction & Engineering — 0.3%
API Group Corp.(a)(c)	49,821	892,294

Consumer Finance — 0.9%
OneMain Holdings Inc.	26,876	1,251,347
PROG Holdings Inc.	24,214	1,142,416
Santander Consumer USA Holdings Inc.	25,191	556,721
		2,950,484
Containers & Packaging — 1.5%
Greif Inc., Class A, NVS	9,498	428,930
Sealed Air Corp.	55,402	2,341,842
Sonoco Products Co.	35,857	2,076,479
		4,847,251
Diversified Consumer Services — 0.3%
H&R Block Inc.	65,586	1,130,047

Diversified Financial Services — 0.4%
Cannae Holdings Inc.(a)	30,790	1,169,712

Electric Utilities — 1.6%
ALLETE Inc.	18,576	1,167,316
Hawaiian Electric Industries Inc.	39,017	1,289,902
IDACORP Inc.	18,025	1,591,607
Portland General Electric Co.	31,986	1,352,688
		5,401,513
Electrical Equipment — 1.0%
Acuity Brands Inc.	13,159	1,582,238
GrafTech International Ltd.	40,310	391,007
nVent Electric PLC	60,779	1,360,234
		3,333,479
Electronic Equipment, Instruments & Components — 2.6%
Arrow Electronics Inc.(a)	26,976	2,633,667
Avnet Inc.	35,312	1,246,867
Insight Enterprises Inc.(a)	12,554	955,359
Jabil Inc.	48,061	1,988,283
Sanmina Corp.(a)	23,276	723,884
Vishay Intertechnology Inc.	47,395	1,021,362
		8,569,422

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services — 0.5%
NOV Inc.	138,893	$1,719,495

Equity Real Estate Investment Trusts (REITs) — 7.2%
Apple Hospitality REIT Inc.	74,271	926,902
Brixmor Property Group Inc.	105,880	1,792,548
EPR Properties	26,675	1,057,397
Equity Commonwealth	43,439	1,238,446
Highwoods Properties Inc.	37,122	1,391,704
JBG SMITH Properties.	39,770	1,187,532
Kimco Realty Corp.	154,438	2,549,771
Lamar Advertising Co., Class A	30,862	2,493,032
National Health Investors Inc.	15,996	1,037,181
National Retail Properties Inc.	62,035	2,419,365
Outfront Media Inc.	51,659	941,744
Park Hotels & Resorts Inc.	84,180	1,404,122
Ryman Hospitality Properties Inc.	19,648	1,274,173
Sabra Health Care REIT Inc.	73,958	1,241,755
SL Green Realty Corp.	25,922	1,749,217
Weingarten Realty Investors	43,087	969,888
		23,674,777
Food & Staples Retailing — 0.3%
Sprouts Farmers Market Inc.(a)	42,204	955,921

Food Products — 1.5%
Ingredion Inc.	23,922	1,805,393
Pilgrim’s Pride Corp.(a)	17,544	340,003
Post Holdings Inc.(a)	21,878	2,075,128
TreeHouse Foods Inc.(a)	20,228	854,229
		5,074,753
Gas Utilities — 2.1%
National Fuel Gas Co.	32,504	1,308,611
New Jersey Resources Corp.	34,359	1,202,909
ONE Gas Inc.	18,974	1,387,569
South Jersey Industries Inc.	35,972	830,953
Southwest Gas Holdings Inc.	20,315	1,218,087
Spire Inc.	18,455	1,129,261
		7,077,390
Health Care Equipment & Supplies — 0.6%
Envista Holdings Corp.(a)	57,005	2,025,958

Health Care Providers & Services — 1.6%
Acadia Healthcare Co. Inc.(a)	31,787	1,610,965
Patterson Companies Inc.	31,105	985,407
Premier Inc., Class A.	25,340	858,266
Tenet Healthcare Corp.(a)	37,682	1,781,228
		5,235,866
Health Care Technology — 0.6%
Change Healthcare Inc.(a)	81,536	1,945,449

Hotels, Restaurants & Leisure — 2.6%
Brinker International Inc.	16,219	954,974
Cracker Barrel Old Country Store Inc.	8,480	1,147,429
Extended Stay America Inc.	57,159	839,094
Norwegian Cruise Line Holdings Ltd.(a)(b)	112,708	2,552,836
Scientific Games Corp./DE, Class A(a)	20,090	787,930
Six Flags Entertainment Corp.	27,049	925,076
Wyndham Destinations Inc.	30,675	1,357,062
		8,564,401
Household Durables — 2.0%
KB Home	31,485	1,311,035

Security	Shares	Value
Household Durables (continued)
MDC Holdings Inc.	18,357	$954,931
Taylor Morrison Home Corp.(a)	46,450	1,206,771
Toll Brothers Inc.	41,003	2,095,253
TRI Pointe Homes Inc.(a)(b)	45,393	916,939
		6,484,929
Insurance — 4.7%
American Equity Investment Life Holding Co.	32,733	955,476
American National Group Inc.	3,286	290,417
Assured Guaranty Ltd.	28,320	1,012,440
Athene Holding Ltd., Class A(a)	44,439	1,817,111
Brighthouse Financial Inc.(a)	31,984	1,130,954
CNO Financial Group Inc.	49,684	1,053,798
Enstar Group Ltd.(a)	4,715	943,990
First American Financial Corp.	39,866	2,084,593
Genworth Financial Inc., Class A(a)	181,511	515,491
Hanover Insurance Group Inc. (The)	13,307	1,496,638
Mercury General Corp.	9,536	505,503
Old Republic International Corp.	100,975	1,827,648
Unum Group	72,724	1,689,379
		15,323,438
Internet & Direct Marketing Retail — 0.5%
Qurate Retail Inc., Series A	138,533	1,745,516

IT Services — 3.0%
Alliance Data Systems Corp.	17,058	1,153,974
DXC Technology Co.	90,846	2,561,857
KBR Inc.	50,910	1,478,936
Perspecta Inc.	48,899	1,415,626
Sabre Corp.	113,448	1,222,969
Science Applications International Corp.	20,791	1,996,560
		9,829,922
Machinery — 3.6%
Allison Transmission Holdings Inc.	40,243	1,637,890
Crane Co.	17,648	1,335,601
Flowserve Corp.	46,520	1,654,251
Gates Industrial Corp. PLC(a)	15,758	222,503
Hillenbrand Inc.	26,734	1,098,767
Kennametal Inc.	29,770	1,127,688
Navistar International Corp.(a)	17,825	784,300
Oshkosh Corp.	24,361	2,231,224
Timken Co. (The)	24,231	1,833,317
		11,925,541
Media — 0.6%
John Wiley & Sons Inc., Class A	15,615	712,200
TEGNA Inc.	78,366	1,256,207
		1,968,407
Metals & Mining — 2.5%
Alcoa Corp.(a)	66,420	1,195,560
Cleveland-Cliffs Inc.	142,562	2,186,901
Commercial Metals Co.	42,959	845,862
Steel Dynamics Inc.	71,362	2,445,576
United States Steel Corp.	78,721	1,398,085
		8,071,984
Mortgage Real Estate Investment — 1.7%
Blackstone Mortgage Trust Inc., Class A	52,238	1,392,665
Chimera Investment Corp.	83,752	845,895
New Residential Investment Corp.	148,547	1,394,857

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Mortgage Real Estate Investment (continued)
Starwood Property Trust Inc.	101,657	$1,907,085
		5,540,502
Multi-Utilities — 1.6%
Avista Corp.	24,589	921,596
Black Hills Corp.	22,422	1,325,589
MDU Resources Group Inc.	71,603	1,882,443
NorthWestern Corp.	18,090	985,362
		5,114,990
Multiline Retail — 1.7%
Kohl’s Corp.	56,295	2,480,358
Macy’s Inc.	110,381	1,660,130
Nordstrom Inc.	38,876	1,378,154
		5,518,642
Oil, Gas & Consumable Fuels — 7.0%
Antero Midstream Corp.	102,334	828,905
Apache Corp.	134,791	1,924,815
Cimarex Energy Co.	36,413	1,535,900
CNX Resources Corp.(a)	80,297	1,017,363
Continental Resources Inc./OK	22,278	438,654
Devon Energy Corp.	211,256	3,477,274
Diamondback Energy Inc	56,409	3,197,826
EQT Corp.	98,434	1,605,459
Equitrans Midstream Corp	145,347	966,558
HollyFrontier Corp.	53,245	1,515,353
Marathon Oil Corp.	281,878	2,040,797
Ovintiv Inc.	92,819	1,462,827
Southwestern Energy Co.(a)	231,642	873,290
Targa Resources Corp.	81,776	2,238,209
		23,123,230
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.	39,057	1,484,557

Personal Products — 1.1%
Coty Inc., Class A	101,393	645,873
Herbalife Nutrition Ltd.(a)	34,782	1,772,491
Nu Skin Enterprises Inc., Class A	18,249	1,056,070
		3,474,434
Pharmaceuticals — 0.9%
Nektar Therapeutics(a)(b)	64,144	1,263,637
Prestige Consumer Healthcare Inc.(a)(b)	17,930	717,200
Reata Pharmaceuticals Inc., Class A(a)(b)	9,444	978,304
		2,959,141
Professional Services — 2.7%
ASGN Inc.(a)	18,895	1,566,585
ManpowerGroup Inc.	20,544	1,816,911
Nielsen Holdings PLC.	127,478	2,846,584
Robert Half International Inc.	40,700	2,747,250
		8,977,330
Real Estate Management & Development — 1.0%
Jones Lang LaSalle Inc.(a)(b)	18,327	2,679,591
Kennedy-Wilson Holdings Inc.	44,105	758,165
		3,437,756
Road & Rail — 0.6%
Avis Budget Group Inc.(a)	18,435	762,103
Ryder System Inc.	19,258	1,205,358
		1,967,461
Semiconductors & Semiconductor Equipment — 0.5%
SunPower Corp.(a)(b)	28,683	1,549,169

Security	Shares	Value
Specialty Retail — 3.3%
American Eagle Outfitters Inc.	53,461	$1,213,030
AutoNation Inc.(a)	21,030	1,499,018
Bed Bath & Beyond Inc.	44,913	1,586,776
Dick’s Sporting Goods Inc.	23,482	1,573,529
Foot Locker Inc.	37,282	1,633,697
Group 1 Automotive Inc.	6,154	846,914
Murphy USA Inc.	9,498	1,183,166
Penske Automotive Group Inc.	11,488	687,442
Urban Outfitters Inc.(a)	24,495	671,898
		10,895,470
Technology Hardware, Storage & Peripherals — 0.8%
NCR Corp.(a)	46,046	1,536,094
Xerox Holdings Corp.	59,560	1,252,547
		2,788,641
Textiles, Apparel & Luxury Goods — 4.0%
Capri Holdings Ltd.(a)	53,793	2,241,017
Carter’s Inc.	15,592	1,372,720
Hanesbrands Inc.	124,380	1,901,770
Kontoor Brands Inc.	16,786	606,310
PVH Corp.	25,386	2,164,410
Ralph Lauren Corp.	17,221	1,740,182
Tapestry Inc.	99,056	3,132,151
		13,158,560
Thrifts & Mortgage Finance — 2.5%
Capitol Federal Financial Inc.	46,226	574,127
Essent Group Ltd.	40,145	1,679,265
MGIC Investment Corp.	120,677	1,414,335
New York Community Bancorp. Inc.	165,659	1,732,793
Radian Group Inc.	68,437	1,313,990
Rocket Companies Inc., Class A(a)(b)	41,338	882,980
Washington Federal Inc.	27,094	709,321
		8,306,811
Trading Companies & Distributors — 2.1%
Air Lease Corp.	38,200	1,513,866
Beacon Roofing Supply Inc.(a)	19,507	775,793
MSC Industrial Direct Co. Inc., Class A	16,353	1,268,502
Triton International Ltd.	24,278	1,125,043
Univar Solutions Inc.(a)	60,440	1,123,580
WESCO International Inc.(a)	15,737	1,197,743
		7,004,527
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	26,228	728,876

Wireless Telecommunication Services — 0.2%
Telephone and Data Systems Inc.	35,591	667,331

Total Common Stocks — 99.8%
(Cost: $288,880,821)		328,723,925

Short-Term Investments
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	10,078,159	10,084,206

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	460,000	$460,000
		10,544,206

Total Short-Term Investments — 3.2%
(Cost: $10,540,477)		10,544,206

Total Investments in Securities — 103.0%
(Cost: $299,421,298)		339,268,131

Other Assets, Less Liabilities — (3.0)%		(10,004,011)

Net Assets — 100.0%		$329,264,120

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,494,125	$—	$(4,403,183	)(a)	$5,459	$(12,195)	$10,084,206	10,078,159	$87,990	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	663,000	—	(203,000	)(a)	—	—	460,000	460,000	373		—
PennyMac Financial Services Inc.(c)	—	718,739	(1,070,057)		351,318	—	N/A	N/A	4,746		—
PennyMac Mortgage Investment Trust(c)	544,804	—	(856,948)		(329,294)	641,438	N/A	N/A	—		—
					$27,483	$629,243	$10,544,206		$93,109		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation) (000)
Long Contracts
Russell 2000 E-Mini Index	2	03/19/21	$207	$3,705
S&P MidCap 400 E-Mini Index	1	03/19/21	233	(8,662)
				$(4,957)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$328,723,925	$—	$—	$328,723,925
Money Market Funds	10,544,206	—	—	10,544,206
	$339,268,131	$—	$—	$339,268,131
Derivative financial instruments(a)
Assets
Futures Contracts	$3,705	$—	$—	$3,705
Liabilities
Futures Contracts	(8,662)	—	—	(8,662)
	$(4,957)	$—	$—	$(4,957)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares